Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (14,406,262)	$ (15,468,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	7,160	9,588
Provision for credit losses on accounts receivable	(102,112)	92,619
Non-cash shares issued to Yorkville for aggregate commitment fee	3,288,000	0
Non-cash issuance of warrants accounted for as liabilities	2,448,000	0
Non-cash GEM commitment fee expense	2,000,000
Amortization of operating lease right-of-use assets	173,245	152,018
Impairment of operating lease right-of-use assets	0	303,327
Stock based compensation expense	1,245,796	770,336
Loss on extinguishment of debt	0	56,653
Excise tax	305,719	0
Change in fair value of convertible promissory notes	(34,000)	0
Changes in operating assets and liabilities:
Accounts receivable	65,479	(86,308)
Prepaid expenses and other current assets	(407,648)	425,011
Deferred offering costs	(1,708,163)	0
Other assets	0	52,591
Accounts payable	5,339,614	660,844
Due to related party	67,118	0
Deferred revenue	283,660	(129,604)
Accrued expenses and other current liabilities	4,448,867	384,641
Operating lease liabilities	(284,963)	(243,596)
Earnout liability	(229,700)	(710,901)
Deferred fees	500,000	0
Other liabilities	0	(37,837)
Net cash used in operating activities	(1,550,781)	(5,168,175)
Cash Flows from Investing Activities
Purchase of property and equipment	0	(10,806)
Net cash used in investing activities	0	(10,806)
Cash Flows from Financing Activities:
Effect of Merger, net of transaction costs (Note 4)	(7,615,462)	0
Deferred offering costs	0	(1,524,934)
Proceeds from issuance of common stock	30,761	5,016
Net cash provided by financing activities	2,621,000	4,415,930
Net increase / (decrease) in cash	1,070,219	(763,051)
Cash at beginning of period	1,023,499	1,786,550
Cash at end of period	2,093,718	1,023,499
Supplemental disclosure of cash flow information:
Cash paid for interest	955,848	630,454
Cash paid (refund) for taxes	9,862	(4,875)
Non-cash investing and financing activities
Issuance of Cantor Fee Share	(111)	0
Shares issued to Yorkville for aggregate commitment fee	3,288,000	0
Issuance of warrants accounted for as a liability	2,448,000	0
GEM commitment fee	2,000,000	0
Deferred offering costs	(3,233,097)
Debt issuance costs	0	25,896
Right-of-use assets obtained in exchange for lease obligations	0	762,603
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	686,016	854,379
Amortization of debt discount and issuance costs	958,822	235,463
Change in fair value of warrant liability	(1,807,000)	0
Loss on modification of simple agreement for future equity	0	120,826
Change in fair value of simple agreement for future equity	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities	(1,404,863)	254,443
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes, net of issuance costs	3,235,000	1,753,558
Non-cash investing and financing activities
Conversion of simple agreement for future equity	456,234	0
Conversion of convertible notes	3,346,232	0
Convertible note issued in settlement of accrued interest	0	321,345
Bifurcated embedded derivative liabilities at issuance	0	541,223
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	513,977	55,086
Amortization of debt discount and issuance costs	2,410,735	485,717
Change in fair value of warrant liability	115,000	0
Loss on modification of simple agreement for future equity	0	1,602,174
Change in fair value of simple agreement for future equity	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities	(3,063,278)	606,857
Cash Flows from Financing Activities:
Proceeds from issuance of notes payable, net of issuance costs	4,387,701	0
Proceeds from issuance of convertible notes, net of issuance costs	2,583,000	4,182,290
Non-cash investing and financing activities
Modification of convertible notes payable	9,909	0
Shares issued under share transfer agreement	2,498,965	0
Conversion of simple agreement for future equity	6,049,766	0
Conversion of convertible notes	7,271,368	0
Convertible note issued in settlement of accrued interest	0	100,538
Bifurcated embedded derivative liabilities at issuance	$ 0	$ 1,292,777